Investment Strategy - Kovitz Core Equity ETF	Mar. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Kovitz Core Equity ETF invests primarily in equity securities of U.S. and foreign companies. Focus Partners Wealth, LLC (the “Adviser”) generally selects equity securities of high-quality companies believed by the Adviser to be undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies, either directly or through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies. The Adviser’s starting universe is the constituents of the S&P 500 Index and the non-U.S.- based companies in the S&P Global 100 Index. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $5 billion and up) of the S&P Midcap 400 Index. The Adviser culls this initial universe into an “investable” universe using a combination of qualitative and quantitative analysis. The Adviser begins with a qualitative screen to reduce the number of companies eligible for investment by the Fund. The Adviser emphasizes companies that are market leaders, offer stable products, have low capital requirements and have experienced and competent management with ownership stakes. The Adviser then uses a quantitative analysis to further reduce the universe of companies in which the Fund may invest. The Adviser emphasizes companies with high returns on capital, high correlation between earnings and cash flow, low financial risk and valuations based on discounted cash flow models.

Our approach to investing in equities is based on the methodology pioneered by Benjamin Graham, and as further developed and modified by Warren Buffett and Charlie Munger of Berkshire Hathaway. Mr. Graham distilled the secret of sound investment in three words – “Margin of Safety”. This simple concept has become the cornerstone of our investment philosophy. While we strive to maximize return, we believe that the primary and overriding investment criterion should be safety of principal with a focus on minimizing permanent loss of capital. This mindset directs us to stocks selling at a significant discount to our estimate of underlying intrinsic value. This enables us to generate substantial gains when our analysis proves correct, while minimizing downside risk if a particular investment thesis is flawed. Adhering to these principles often results in an investment policy that runs counter to the general market psychology, and facilitates reducing the process of purchasing and selling securities to a discipline rather than an art. This approach is focused on maximizing long-term net worth and not necessarily on generating short-term performance.

We consider investments in common stocks as units of ownership in a business. We don’t, therefore, regard ourselves as just traders of pieces of paper, but rather as part-owners of tangible businesses. As such, we seek to allocate investment capital on the basis of justifiable premises, valid logic and hard evidence – not popularity or emotion. This owner mentality necessarily requires us to draw a distinction between investing and speculating. As investors, our primary interest lies in acquiring and holding securities of exceptional businesses at suitable prices. Market movements are important to us only in a practical sense, as they alternately create low price levels at which we can buy and high price levels at which we can sell.

We look for companies with superior, sustainable, competitive positions in their market niche, historically high returns on invested capital, strong free cash flow, little or no reliance on debt financing, and an experienced management team with significant ownership stakes. Our stringent research gives us confidence to establish concentrated portfolios (30 to 40 companies) where our best ideas can have a meaningful impact on performance. While we guard against market risk through asset allocation and industry diversification, we believe investment risk is most importantly handled by detailed knowledge about companies in which we invest and by being acutely price conscious.

We believe that to effectively value a business we must first understand the dynamics of the industry (barriers to entry, threat of substitutes, competitive landscape, power of buyers and suppliers) and what factors impact the company’s margins and its returns on invested capital. As part of the valuation process, we estimate the future cash flows that can be generated by the business, always keeping our estimates conservative. Because of the uncertainties inherent in this process, we tend to favor businesses in industries unlikely to experience major change and where surprises are not likely to prove devastating to the long-term value of the franchise. Fast changing industries may produce some huge winners, but it precludes the certainty we desire. We would rather be reasonably certain of a good result than hopeful for a great one.

In determining the intrinsic value of a company, our Research Team focuses primarily on fundamental principles of balance sheet and cash flow analysis, with a secondary emphasis on the income statement. Our bottom-up research includes review of the annual and quarterly reports (10-Ks & 10-Qs), financial statements, and industry publications. We rely primarily on our own independent thinking and in-house research, and not on guidance from perpetually optimistic Company management or potentially biased Wall Street analysts.

Securities that have reached their intrinsic value or securities with deteriorating fundamentals that cannot support the current valuation of the security or that no longer support the thesis upon which their purchase was based are candidates for sale. The Adviser may also sell securities of the Fund when it identifies opportunities that are more attractive for the Fund than the prospects of a particular current holding.